Schedule of Notes and Amounts Receivable for the Equity Issued (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes And Amounts Receivable For Equity Issued
Notes receivable	$ 97,907	$ 1,000,122
Amounts receivable	15,402	61,940
Notes and Amounts Receivable for Equity Issued	$ 113,309	$ 1,062,062